SECURTER SYSTEMS INC. (Details 1) - CAD ($)	8 Months Ended	12 Months Ended
	Sep. 07, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Net loss	$ 185,455	$ 158,844